Subsequent Event	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event	Subsequent Event Gravity Game Unite Snd.Bhd, a 100%-owned subsidiary of the Parent Company, was established in Malaysia on March 12, 2025.